Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (38,688)	$ (33,245)	$ (16,969)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	3,494	1,238	1,059
Operating lease right-of-use assets expense	5,945	0	0
Foreign currency remeasurement (gain) loss	835	1,308	(378)
Stock-based compensation	37,218	59,508	33,767
Deferred income taxes	3,701	(175)	(433)
Other	(607)	(755)	770
Change in value of earn-out and warrant liabilities	(4,402)	(21,233)	0
Changes in operating assets and liabilities:
Accounts receivable	(14,388)	(8,243)	(7,133)
Prepaid expenses and other current assets	(2,108)	(5,914)	1,204
Deferred contract costs and other assets	(9,596)	(8,890)	(5,049)
Accounts payable, accrued expenses, operating lease liabilities and other liabilities	(2,553)	10,626	971
Deferred revenue	20,375	10,805	11,311
Net cash provided by (used in) operating activities	(774)	5,030	19,120
Investing activities
Maturities of investments	183,554	0	2,391
Purchases of investments	(180,969)	(916)	0
Cash paid in business combinations and asset acquisitions, net of cash acquired	(18,572)	0	0
Capitalization of internal-use software	(1,612)	0	0
Purchase of property and equipment	(3,853)	(2,461)	(1,023)
Net cash provided by (used in) investing activities	(21,452)	(3,377)	1,368
Financing activities
Proceeds from recapitalization of Apex shares, net of transaction fees of $49,990	0	441,573	0
Redemption of redeemable convertible preferred stock	0	(130,925)	(33,712)
Redemption of Legacy AvePoint Common Stock	0	(106,169)	0
Purchase of common stock	(19,927)	(1,628)	0
Payment of net cash settlement for management options	0	(7,530)	0
Proceeds from stock option exercises	2,818	5,566	612
Proceeds from sale of common shares of subsidiary	0	753	7,505
Repayments of finance leases	(39)	(25)	(49)
Payments of debt issuance costs	0	0	(300)
Proceeds from issuance of Common Stock, net of issuance costs	0	0	58,770
Collection of promissory note	0	0	284
Collection of non-recourse promissory note	0	0	4,639
Payments of transaction fees by Legacy AvePoint	0	(2,998)	(2,089)
Payments of transaction fees	0	0	(101)
Net cash (used in) provided by financing activities	(17,148)	198,617	35,559
Effect of exchange rates on cash	(1,655)	(1,165)	903
Net increase (decrease) in cash and cash equivalents	(41,029)	199,105	56,950
Cash and cash equivalents at beginning of period	268,217	69,112	12,162
Cash and cash equivalents at end of period	227,188	268,217	69,112
Supplemental disclosures of cash flow information
Income taxes paid	3,320	4,037	1,068
Issuance of common shares in exchange for issuance cost	0	0	2,408
Contingent consideration in business combination	5,635	0	0
Common Stock issued in business combination	1,517	0	0
Loan to certain acquiree shareholders	235	0	0
Property and equipment acquired under capital leases	$ 0	$ 0	$ 29